15 Judicial Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Judicial Deposits [Abstract]
Judicial Deposits

	12.31.2019	12.31.2018
Taxes claims	351,402	369,423
Labor claims	85,187	84,908
Civil
Civil	53,260	63,484
Easements	5,076	3,280
Customers	1,897	1,861
	60,233	68,625
Others	7,368	5,334
	504,190	528,290